Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MPIC (Detail) ₱ in Millions, shares in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($) shares	Dec. 13, 2023 PHP (₱) shares	Jul. 29, 2022 PHP (₱)	Apr. 07, 2022 USD ($) shares	Jun. 11, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 14, 2018 USD ($) shares	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
Total consideration | ₱			₱ 100						₱ 136
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Total consideration | $	$ 28
Equity interest										36.97%	36.63%
Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares								53.4
Total consideration | $								$ 465
Equity interest								100.00%
Subscription of Ordinary Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares								95.9
Total consideration | $								$ 3,806
Equity interest								100.00%
Class A2 Preference Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares						6.7	7.9
Total consideration | $						$ 447	$ 544
Equity interest						42.00%	44.00%
Class B Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares					15.6
Total consideration | $					$ 1,218
Equity interest					38.00%
Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares				27.2
Total consideration | $				$ 3,252
Equity interest				37.00%
Class C2 Convertible Preference Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold | shares	19.0	19.0
Total consideration	$ 2,412	₱ 1,563
Equity interest	37.00%	37.00%